Related party payables and transactions	9 Months Ended
Sep. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party payables and transactions

6.	Related party payables and transactions

The Company’s related parties include key management personnel and their management entities. Key management personnel are those persons having authority and responsibility for planning, directing, and controlling the activities of the entity, directly or indirectly, including any director (whether executive or otherwise) of that entity. There were no loans to key management personnel or their management entities during the nine months ended September 30, 2026 and September 30, 2025.

During the nine months ended September 30, 2026, 1,919,040 stock options were granted to officers and directors of the Company to which $679,150 was recognized as share-based payments expense during the period then ended.

During the nine months ended September 30, 2025, 202,020 options were granted to officers and directors of the Company to which $91,510 was recognized as share-based payments expense during the period then ended.

The Company transacted with the following related parties:

(a)	Koby Kushner is the Chief Executive Officer (“CEO”), a position he has held from March 27, 2025, and is also a director of the Company. Mr. Kushner controls Brie Inc. (“Brie”), which provides executive services to the Company ($8,000 per month). Mr. Kushner is also a controlling shareholder and director of Nemo Resources Inc. (“Nemo”), an entity engaged to provide exploration management services to the Company ($19,000 per month effective May 1, 2026). In the event of a change of control a cash payment of 12 times the monthly services fee and for every full year of services completed the change of control fee will increase by three months of services fee. The increase is capped at 18 months of compensation. In the event of a change of control, Nemo will be entitled to a cash payment of no less than $200,000. The Company may terminate the exploration management services agreement with Nemo on three months’ notice and a cash payment of $90,000.

(b)	Benjamin Kuzmich is the Vice President of Exploration. He jointly controls Nemo which provides exploration management services to the Company ($19,000 per month effective May 1, 2026, amended from $12,000 per month). Mr. Kuzmich is also an employee and director of Nemo. Various other Nemo employees and Nemo shareholders provide exploration services to the Company. Effective October 20, 2026, Mr. Kuzmich resigned as Vice President of Exploration and continues to provide services to the Company as Lead Technical Advisor (Note 10).

(c)	Ty Minnick is the Chief Financial Officer (“CFO”). Mr. Minnick provides the Company with accounting, corporate secretarial, and executive services which are recognized within general and administrative expenses of US$5,350 per month. In the event of a change of control, Mr. Minnick will be entitled to a cash payment of two times the annual services fee.

(d)	On May 21, 2026, the Board of Directors of the Company approved the annual salary for directors of $20,000 to John Power and $10,000 to David Goodman, Brian Power and John Hiner.

(e)	John Power entered into a consulting agreement effective January 1, 2026 for a quarterly payment of US$3,625. John Power is a director and the Corporate Secretary of the Company and was the former CEO of the Company from September 1, 2021 until March 27, 2025, (previously charging US$2,500 per month). Fees charged by both parties are recognized within general and administrative expenses.

(f)	Farid Mammadov was appointed Vice President, Investor Relations effective August 6, 2026. Mr. Mammadov’s services are provided through Nemo under a client services agreement effective August 1, 2026 for a monthly fee of $2,500 and reimbursement of expenses, for an initial term ending July 31, 2027.

(g)	Effective July 5, 2026, the Company entered into a sub-lease with Nemo and Libra Energy Materials Inc. (a company with officers in common with the Company) for shared office premises, for a term of twelve months commencing September 1, 2026, at a monthly rent of $566, together with a security deposit of $566.

(h)	On September 7, 2026, Brian Power resigned as a director of the Company and Fred Leigh was appointed a director and a member of the Audit Committee.

The transactions and outstanding balances with related parties are as follows:

		Transactions nine months ended September 30, 2026 $	Transactions nine months ended September 30, 2025 $	Balances outstanding September 30, 2026 $	Balances outstanding December 31, 2025 $
	Brie	88,728	110,280	30,734	–
	John Power	38,970	15,174	–	–
	David Goodman	10,000	–	–	–
	John Hiner	10,000	–	–	–
	Brian Power	10,000	–	–	–
(1)	Nemo	197,461	93,915	45,709	13,560
	Ty Minnick	71,004	34,502	7,614	–
		426,163	253,871	84,057	13,560

(1)	Includes geological services of $132,600 (2025 - $93,915) for the nine months ended September 30, 2026

Balances outstanding with related parties are included within accounts payable and accrued liabilities.

Note payable

On June 7, 2024, the Company executed a promissory note with John Power, for US$100,000 bearing interest at 6% per annum and maturing on January 2, 2026. The promissory note was repaid in December 2025.

Common shares issued in private placements

As part of the private placement of units in June 2025, Brie purchased 145,455 units in the offering.

As part of the private placement of units in December 2025, Brie purchased 8,417 units in the offering.